June 30, 2020



On June 29, 2020, Principal Global Investors, LLC, the
Advisor, made a one-time payment to Principal Price
Setters Index ETF in the amount of $510,112, due to an operational error by a third party.

Principal Funds
711 High Street, Des Moines, IA 50392
515 247 5111 tel
www.principal.com